Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	MFS INSTITUTIONAL TRUST
Central Index Key	0000867969
Amendment Flag	false
Document Creation Date	Oct. 27, 2015
Document Effective Date	Oct. 28, 2015
Prospectus Date	Oct. 28, 2015
MFS® Institutional International Equity Fund | Fund Shares
Prospectus:
Trading Symbol	MIEIX
MFS® Institutional Large Cap Value Fund | Fund Shares
Prospectus:
Trading Symbol	ILVAX